FORM N-SAR

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for twelve month period ending:	12/31/2017

Is this a transition report?	N

Is this an amendment to a previous filing?	N

Those items or sub-items with a box “[/]” after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A.	Registrant Name: VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
	B.	File Number: 811-05961
	C.	Telephone Number: 303-737-3000

2.	A.	Street: 489 FIFTH AVE.
	B.	City: NEW YORK
	C.	State: NEW YORK
	D.	Zip Code: 10017
	E.	Foreign Country:

3.	Is this the first filing on this form by Registrant?	N

4.	Is this the last filing on this form by Registrant?	N

5.	Is Registrant a small a business investment company (SBIC)? (If yes, complete only 89-110)	N

6.	Is Registrant a unit investment trust (UIT)? (If yes, complete only 111 through 133)	Y

111.	A.
B.
C.

112.

113.

114.	A.
B.
C.

115.	A.
B.

116.	A.
B.

117.	A.
B.
C.
D.

	E.

118.

119.

120.

121.

122.

123.	$36,250

124.

125.

126.

127.	A.
	B.
	C.
	D.
	E.
	F.
	G.
	H.
	I.
	J.	1	$58,897	$0
	K.
	L.	1	$58,897	$0

128.

131.	$370

132.

133.	None

Signature Page

The following form of signature shall follow items 79, 85, 88, 104, 110 or 132 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

      City of:      Greenwood Village             State of:     Colorado    Date:       March 1, 2018

Name of Registrant, Depositor, or Trustee:

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

By:	/s/ Brian Stallworth	Witness	/s/ Karyn Green
	Brian Stallworth		Karyn Green
	Counsel		Paralegal